UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 90.0%
Corporate — 0.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$975	$1,150,237

County/City/Special District/School District — 35.9%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,725	8,258,703
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,789,040
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,940
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,827,982
6.50%, 5/01/42	1,860	2,233,860
Contra Costa Community College District, GO, Election of 2002 (AGM), 5.00%, 8/01/30	10,215	10,911,152
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/32	9,620	10,862,038
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,460,540
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,185	8,678,259
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,386,935
6.00%, 9/01/34	2,380	2,759,086
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,125	4,724,858
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,678,640
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,284,591
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	9,350	9,680,803
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,830,111
Placentia-Yorba Linda Unified School District, CAB, GO, Orange Country California, Election of 2008, Series D, 4.91%, 8/01/35 (a)	5,000	1,657,650

	Par (000)	Value
Municipal Bonds
California (continued)
County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$5,100	$5,757,492
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,020	6,660,588
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,090	17,924,582
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,519,463
William S. Hart Union High School District, GO, CAB, Refunding, Series B (AGM) (a):
4.97%, 8/01/34	10,850	3,730,013
5.02%, 8/01/35	9,700	3,138,726

		130,763,052

Education — 4.1%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,955,200
San Francisco University, 6.13%, 10/01/36	1,440	1,767,283
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,958,350
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	6,155	7,175,068

		14,855,901

Health — 16.4%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,166,700
Series A, 6.00%, 8/01/30	2,270	2,784,677
California Health Facilities Financing Authority, RB:
Children's Hospital, Series A, 5.25%, 11/01/41	5,000	5,564,400
St. Joseph Health System, Series A, 5.50%, 7/01/29	2,100	2,452,275
Sutter Health, Series B, 6.00%, 8/15/42	7,530	9,047,747

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	$10,000	$11,826,500
Providence Health, 6.50%, 10/01/38	3,625	4,314,511
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,270	3,347,695
Kaiser Permanente, Series A, 5.00%, 4/01/42	8,000	8,860,640
Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,606,472

		59,971,617

Housing — 1.0%
California Rural Home Mortgage Finance Authority, RB, Sub-Series FH-1, AMT (Radian), 5.50%, 8/01/47	265	128,456
Santa Clara County Housing Authority California, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,508,960

		3,637,416

State — 13.4%
California State Public Works Board, RB:
Department of Developmental Services, Porterville, Series C, 6.25%, 4/01/34	1,385	1,641,474
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,035,300
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	258,862
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,325,144
State of California, GO, Various Purpose:
6.00%, 4/01/38	20,000	24,033,800
6.00%, 11/01/39	4,725	5,737,001

		49,031,581

Transportation — 8.1%
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	2,775	3,130,894
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,141,880
5.75%, 3/01/34	1,000	1,156,670
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,682,856

	Par (000)	Value
Municipal Bonds
California (concluded)
Transportation (concluded)
County of Orange California, ARB, Series B, 5.75%, 7/01/34	$3,000	$3,381,720
County of Sacramento California, ARB:
Airport System Subordinate, PFC/Grant, Series D, 6.00%, 7/01/35	3,000	3,465,660
Senior Series B, 5.75%, 7/01/39	900	1,026,045
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	5,065	5,989,109
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,010	5,528,886
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,943,168

		29,446,888

Utilities — 10.8%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AN, 5.00%, 12/01/35	3,350	3,993,468
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	4,000	4,718,920
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,454,680
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,240,919
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,950,924
Eastern Municipal Water District California, COP, Series H, 5.00%, 7/01/35	8,400	9,223,200
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	4,000	4,717,240
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	4,530,517
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,295	2,680,422

		39,510,290

Total Municipal Bonds – 90.0%		328,366,982

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 68.4%
County/City/Special District/School District — 30.9%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	$9,870	$11,041,075
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,616,850
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	4,003	4,390,521
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	17,013,199
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	11,223,926
Election of 2008, Series C, 5.25%, 8/01/39 (c)	9,680	11,692,085
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	3,828	4,834,730
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	9,344,085
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	6,000	6,550,140
5.00%, 7/01/34	5,439	5,937,181
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,435,013
Sonoma County Junior College District, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,573,127

		112,651,932

Education — 14.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (c)	13,845	16,213,187
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,995	2,093,553
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	8,488	8,791,280
Series L, 5.00%, 5/15/36	8,500	9,595,565
Series L, 5.00%, 5/15/40	11,597	13,049,148
Series O, 5.75%, 5/15/34	2,805	3,368,730

		53,111,463

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California (concluded)
Health — 3.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (MBIA) (BHAC), 5.00%, 11/15/42	$10,002	$11,231,195

Transportation — 1.5%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior, Series A, 5.00%, 5/15/40	4,999	5,651,285

Utilities — 18.3%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,247,254
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	17,066,647
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	8,183,727
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	22,939,000
Series C, 5.00%, 7/01/35	7,145	8,048,759
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	5,010	5,280,540

		66,765,927

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 68.4%		249,411,802

Total Long-Term Investments (Cost – $517,642,813) – 158.4%		577,778,784

	Shares
Short-Term Securities

BIF California Municipal Money Fund, 0.00% (d)(e)	3,982,626	3,982,626

Total Short-Term Securities (Cost – $3,982,626) – 1.1%		3,982,626

Total Investments (Cost - $521,625,439*) – 159.5%		581,761,410
Other Assets Less Liabilities – 1.6%		5,755,600
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.1)%		(116,924,016)
VRDP Shares, at Liquidation Value – (29.0)%		(105,900,000)

Net Assets Applicable to Common Shares – 100.0%		$364,692,994

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$404,798,078

Gross unrealized appreciation	$60,288,348
Gross unrealized depreciation	(180,917)

Net unrealized appreciation	$60,107,431

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date
(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction
(c)	All of a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $14,070,000
(d)	Represents the current yield as of report date
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

BIF California Municipal Money Fund	3,043,312	939,314	3,982,626	$—

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MBIA	MBIA Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2012 4

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]		$577,778,784	—	$577,778,784
Short-Term Securities	$3,982,626	—	—	3,982,626
Total	$3,982,626	$577,778,784	—	$581,761,410

1See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(116,855,901)	—	$(116,855,901)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	—	$(222,755,901)	—	$(222,755,901)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2012 5

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 21, 2012